Unique Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	Fitch Compliance Grade	DBRS Compliance Grade
14850024	2	[2] Initial GFE Missing [2] Initial TIL Missing					B	B
14850025	2	[2] Initial TIL Missing					B	B
14850027	3	[3] State Late Charge Not Standard [2] State - Missing Borrower Interest Worksheet [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachusetts.			Late Charge	C	C
14850028	1						A	A
14850036	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Oral Agreement Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							B	B
14850033	2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest rate Lock/Float Disclosure
[2]   State - Missing Consumer Finance Licensee Statement of Loan Disclosure
[2]   State - Missing Choice of Insurance Disclsoure
[2]   State - Missing Non-Refundable Fee Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note
[2]   State - Missing Security Protection Provision Statement
[2]   State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)
[2]   State - Missing Escrow Agent Notice
[2]   Initial TIL Missing

							B	B
14850034	2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Lock In Disclosure
[2]   State - Missing Virginia Insurance Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Appraisal Notice
[2]   Initial TIL Missing

							B	B
14850029	3
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Interest rate Lock/Float Disclosure
[2]   State - Missing Choice of Insurance Disclsoure
[2]   State - Missing Escrow Agent Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing

					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B
14850030	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B	B
14850031	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Right to Choose Insurance Provider
[2]   State - Missing Affidavit of Affixation (of manufactured home)
[2]   State - Missing Rate Lock
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Documentation of Fees paid to Third Parties
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application

							B	B
14850041	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing					B	B
14850038	2
[2]   State - Missing Agency to Receive Borrower Complaints
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Manufactured Home Disclosures (RESPA/TILA) Disclosures

							B	B
14850035	2	[2] State - Missing Authorization to Complete Blank Spaces [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing					B	B
14850032	2
[1]   Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements.
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
[2]   State - Missing Amortization Information Disclosure
[2]   State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan

							B	B
14850040	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   Initial TIL Missing

							B	B
14850046	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

							B	B
14850045	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice to Mortgage Applicants / Legal Representation Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							B	B
14851245	1						A	A
14850004	2
[2]   State - Missing Interest Rate Disclsoure
[2]   Missing Initial Application
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   State - Missing Appraisal and Consumer Report Notice

							A	A
14850005	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Broker Agreement					B	B
14850008	2
[2]   Missing Initial Application
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							B	B
14850015	2	[2] Missing Initial Application [2] Initial GFE Missing [2] Initial TIL Missing					B	B
14850043	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   Missing Initial Application
[2]   State - Missing Net Tangible Benefit Worksheet

							B	B
14850002	3	[3] GS APR Over Disclosed More Than .125% [2] Affiliated Business Doc Missing	APR is over disclosed by .6027 which exceeds the .125 tolerance.			TILA SOL Expired	B	B
14850000	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   Initial TIL Missing

							B	B
14850001	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Missing Initial Application					B	B
14850002	2	[2] Initial GFE Missing [2] Initial TIL Missing					B	B